Convertible Notes	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes	Convertible Notes
On August 28, 2019, the Company entered into convertible note agreements for a total additional principal amount of $18.4 million (£15.0 million). The convertible notes issued in 2019 are collectively referred to as the “2019 Convertible Notes”. The 2019 Convertible Notes bore interest at 3% per annum and were payable concurrently with repayment of the principal amount. No repayment of principal or interest was due until maturity, which occurred 12 months after issuance of the 2019 Convertible Notes. Under the agreement, the 2019 Convertible Notes automatically converted upon a Qualified Financing and Non-Qualified Financing securities upon (i) the completion of a Qualified Financing; or (ii) noteholder majority had approved a Non-Qualified Financing constituting a conversion event, at 15% discount of the per share price of the securities sold in either a Qualified Financing or Non-Qualified Financing.
On April 17, 2020, upon the Series B convertible preferred share financing, which constituted a Qualified Financing, the outstanding principal of the convertible notes of $18.4 million (£15.0 million) automatically converted into 1,723,263 Series B convertible preferred shares, and there was no outstanding balance as of December 31, 2020.
The Company elected the fair value option to account for the 2019 Convertible Notes. The Company recorded the 2019 Convertible Notes at fair value and subsequently remeasured them to fair value at each reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. The Company recognized losses in the consolidated statements of operations and comprehensive loss of $1.8 million and $1.1 million as change in fair value of the convertible notes during the years ended December 31, 2020 and 2019.
As of December 31, 2019, the outstanding 2019 Convertible Notes are shown on the accompanying consolidated balance sheets at the fair value of $21.1 million.